Income Taxes (Details)		6 Months Ended			12 Months Ended
	Apr. 01, 2018 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Income Taxes [Line Items]
Profits tax rate (in Dollars)		$ (596,937)		$ 298,487	$ (263,930)		$ 538,344	$ 316,262
Profits tax rate		50.00%	50.00%		50.00%	50.00%
Recognized a valuation allowance (in Dollars)		$ 602,095			$ 468,938		$ 211,556
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rate (in Dollars)	$ 2,000,000		$ 2,000,000			$ 2,000,000
Assessable profits	8.25%	16.50%	16.50%		16.50%	16.50%
Assessable profits tax rates		16.50%	16.50%		16.50%	16.50%
PRC [Member]
Income Taxes [Line Items]
Enterprise income tax rate		25.00%	25.00%		25.00%	25.00%
Japan [Member]
Income Taxes [Line Items]
Assessable profits tax rates		13.27%	13.27%	31.15%
Profits tax rate		36.80%	36.80%	37.00%	36.80%	36.80%	37.10%	37.10%
Effective income tax rate					8.92%	8.92%	26.58%	11.90%